MUNIHOLDINGS FLORIDA INSURED FUND III



                                        September 29, 1998


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549


Attention:  Division of Investment Management

               Re:  MuniHoldings Florida Insured Fund III
                    Pre-Effective Amendment No. 2 to
                    Registration Statement on Form N-2
                    (Securities Act File No. 333-56721
                    Investment Company Act No. 811-08815)
                    -----------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Florida Insured Fund III, (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

     (2)  the text of Pre-Effective Amendment No. 2 to the Fund's
     Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on September 28, 1998.


                         Very truly yours,

                         MUNIHOLDINGS FLORIDA INSURED FUND III


                         By:  /s/ Patrick D. Sweeney
                              --------------------------------------
                              Patrick D. Sweeney
                              Secretary